Lease liabilities (non-current and current) - Summary of Changes in Carrying Amount of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Balance at beginning of year	€ 57,367	€ 56,758
Additions for new leases	10,083	11,544
Interest paid on lease liabilities	2,589	2,291
Lease payments	(12,496)	(14,251)
Disposal of leases	(260)
Adjustments due to remeasurements	850
Adjustments due to modifications	(327)
Rent concessions	(1,799)
Effect of translation adjustments	(2,414)	1,025
Balance at end of year	€ 53,593	€ 57,367